000 A000000 04/30/2002
000 C000000 0001140531
000 D000000 N
000 E000000 NF
000 F000000 Y
000 G000000 Y
000 H000000 N
000 I000000 6.1
000 J000000 U
001 A000000 AXP PARTNERS INTERNATIONAL SERIES, INC.
001 B000000 811-10427
001 C000000 6126713800
002 A000000 200 AXP FINANCIAL CENTER
002 B000000 MINNEAPOLIS
002 C000000 MN
002 D010000 55474
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 Y
007 B000000  2
014 A00AA01 AMERICAN ENTERPRISE INVESTMENT SERVICES INC.
014 B00AA01 8-42582
014 A00AA02 AMERICAN EXPRESS FINANCIAL ADVISORS INC.
014 B00AA02 8-16791
014 A00AA03 NORTHWINDS MARKETING GROUP LLC
014 B00AA03 8-53300
014 A00AA04 SECURITIES AMERICA, INC.
014 B00AA04 8-26602
014 A00AA05 IDS LIFE INSURANCE COMPANY
014 B00AA05 8-14124
018  00AA00 Y
019 A00AA00 Y
019 B00AA00   77
019 C00AA00 AMEXPFUNDS
020 A000001 MERRILL LYNCH, PIERCE, FENNER & SMITH INC.
020 B000001 13-5674085
020 C000001     39
020 A000002 SALOMON SMITH BARNEY INC.
020 B000002 11-2418191
020 C000002     38
020 A000003 UBS WARBURG LLC
020 B000003 13-3873456
020 C000003     35
020 A000004 MORGAN STANLEY DEAN WITTER & CO.
020 B000004 13-2655998
020 C000004     33
020 A000005 GOLDMAN, SACHS & CO.
020 B000005 13-5108805
020 C000005     24
020 A000006 BRIDGE TRADING, A REUTERS COMPANY
020 B000006 43-1450530
020 C000006     16
020 A000007 CREDIT SUISSE FIRST BOSTON CORP.
020 B000007 13-5659485
020 C000007     16
020 A000008 LEHMAN BROTHERS INC.
020 B000008 13-2518466
020 C000008     16
020 A000009 DEUTSCHE BANK CAPITAL
020 B000009 13-6124068
020 C000009     12
020 A000010 DRESDNER KLEINWORT WASSERSTEIN SECURITIES LLC
020 B000010 13-3894311
020 C000010     11
021  000000      382
022 A000001 MERRILL LYNCH, PIERCE, FENNER & SMITH INC.
022 B000001 13-5674085
022 C000001     27288
022 D000001      2196
022 A000002 SALOMON SMITH BARNEY INC.
022 B000002 11-2418191
022 C000002     22330
022 D000002      2626
022 A000003 MORGAN STANLEY DEAN WITTER & CO.
022 B000003 13-2655998
022 C000003     21548
022 D000003      3155
022 A000004 UBS WARBURG LLC
022 B000004 13-3873456
022 C000004     16121
022 D000004      2232
022 A000005 GOLDMAN, SACHS & CO.
022 B000005 13-5108880
022 C000005     11724
022 D000005      6555
022 A000006 LEHMAN BROTHERS INC.
022 B000006 13-2518466
022 C000006      8257
022 D000006      1410
022 A000007 CREDIT SUISSE FIRST BOSTON CORP.
022 B000007 13-5659485
022 C000007      6045
022 D000007      2808
022 A000008 DEUTSCHE BANK CAPITAL
022 B000008 13-6124068
022 C000008      6062
022 D000008       884
022 A000009 DRESDNER KLEINWERT WASSERSTEIN SECURITIES LLC
022 B000009 13-3894311
022 C000009      3725
022 D000009         0
022 A000010 INSTINET CORPORATION
022 B000010 13-3443395
022 C000010      3460
022 D000010         0
023 C000000     169525
023 D000000      58071
077 A000000 Y
077 B000000 N
077 C000000 N
077 D000000 Y
077 E000000 N
077 F000000 N
077 G000000 N
077 H000000 N
077 I000000 N
077 J000000 N
077 K000000 N
077 L000000 N
077 M000000 N
077 N000000 N
077 O000000 Y
077 P000000 N
077 Q010000 N
077 Q020000 N
077 Q030000 N
078  000000 N
080 C00AA00        0
081 A00AA00 N
081 B00AA00   0
082 A00AA00 N
082 B00AA00        0
083 A00AA00 N
083 B00AA00        0
084 A00AA00 N
084 B00AA00        0
085 A00AA00 N
085 B00AA00 N
025 D000101       0
025 D000102       0
025 D000103       0
025 D000104       0
025 D000105       0
025 D000106       0
025 D000107       0
025 D000108       0
028 A010100     14481
028 A020100         0
028 A030100         0
028 A040100        25
028 B010100     20373
028 B020100         0
028 B030100         0
028 B040100       154
028 C010100     16783
028 C020100         0
028 C030100         0
028 C040100       383
028 D010100     16721
028 D020100         0
028 D030100         0
028 D040100       565
028 E010100     21208
028 E020100         0
028 E030100         0
028 E040100       836
028 F010100     29368
028 F020100         0
028 F030100         0
028 F040100      1337
028 G010100    118934
028 G020100         0
028 G030100         0
028 G040100      3300
028 H000100     10055
029  000100 Y
030 A000100    471
030 B000100  5.75
030 C000100  0.00
031 A000100    194
031 B000100      0
032  000100      0
033  000100    277
034  000100 Y
035  000100      2
036 A000100 N
036 B000100      0
042 A000100   0
042 B000100   0
042 C000100   0
042 D000100   0
042 E000100   0
042 F000100   0
042 G000100   0
042 H000100 100
043  000100    163
044  000100      0
049  000100 N
050  000100 N
051  000100 Y
052  000100 N
053 A000100 Y
053 B000100 Y
053 C000100 N
062 A000100 N
062 B000100   0.0
062 C000100   0.0
062 D000100   0.0
062 E000100   0.0
062 F000100   0.0
062 G000100   0.0
062 H000100   0.0
062 I000100   0.0
062 J000100   0.0
062 K000100   0.0
062 L000100   0.0
062 M000100   0.0
062 N000100   0.0
062 O000100   0.0
062 P000100   0.0
062 Q000100   0.0
062 R000100   0.0
071 A000100    113978
071 B000100      3270
071 C000100     69314
071 D000100    5
072 A000100  6
072 B000100       58
072 C000100      874
072 D000100        0
072 E000100        0
072 F000100      324
072 G000100       28
072 H000100        0
072 I000100       98
072 J000100       57
072 K000100       41
072 L000100        0
072 M000100        4
072 N000100       67
072 O000100        0
072 P000100        0
072 Q000100        0
072 R000100        7
072 S000100        0
072 T000100      163
072 U000100        0
072 V000100        0
072 W000100       15
072 X000100      804
072 Y000100      133
072 Z000100      261
072AA000100      215
072BB000100        0
072CC010100     8877
072CC020100        0
072DD010100        0
072DD020100        0
072EE000100        0
073 A010100   0.0000
073 A020100   0.0000
073 B000100   0.0000
073 C000100   0.0000
074 A000100    12078
074 B000100        0
074 C000100        0
074 D000100        0
074 E000100        0
074 F000100   136279
074 G000100        0
074 H000100        0
074 I000100        0
074 J000100      145
074 K000100        0
074 L000100      705
074 M000100       23
074 N000100   149230
074 O000100     3801
074 P000100        7
074 Q000100        0
074 R010100        0
074 R020100        0
074 R030100        0
074 R040100      464
074 S000100        0
074 T000100   144958
074 U010100    17576
074 U020100     7599
074 V010100     0.00
074 V020100     0.00
074 W000100   0.0000
074 X000100    20839
074 Y000100        0
075 A000100        0
075 B000100    75633
076  000100     0.00
024  000200 N
025 A000201 DELETE
025 D000201       0
025 D000202       0
025 D000203       0
025 D000204       0
025 D000205       0
025 D000206       0
025 D000207       0
025 D000208       0
028 A010200      7763
028 A020200         0
028 A030200         0
028 A040200        48
028 B010200     12588
028 B020200         1
028 B030200         0
028 B040200        70
028 C010200      9482
028 C020200         0
028 C030200         0
028 C040200       134
028 D010200      8203
028 D020200         0
028 D030200         0
028 D040200       484
028 E010200     10191
028 E020200         0
028 E030200         0
028 E040200       307
028 F010200     13487
028 F020200         0
028 F030200         0
028 F040200      2155
028 G010200     61714
028 G020200         1
028 G030200         0
028 G040200      3198
028 H000200      5388
029  000200 Y
030 A000200    246
030 B000200  5.75
030 C000200  0.00
031 A000200    101
031 B000200      0
032  000200      0
033  000200    145
034  000200 Y
035  000200      1
036 A000200 N
036 B000200      0
042 A000200   0
042 B000200   0
042 C000200   0
042 D000200   0
042 E000200   0
042 F000200   0
042 G000200   0
042 H000200 100
043  000200     89
044  000200      0
049  000200 N
050  000200 N
051  000200 Y
052  000200 N
053 A000200 Y
053 B000200 Y
053 C000200 N
062 A000200 N
062 B000200   0.0
062 C000200   0.0
062 D000200   0.0
062 E000200   0.0
062 F000200   0.0
062 G000200   0.0
062 H000200   0.0
062 I000200   0.0
062 J000200   0.0
062 K000200   0.0
062 L000200   0.0
062 M000200   0.0
062 N000200   0.0
062 O000200   0.0
062 P000200   0.0
062 Q000200   0.0
062 R000200   0.0
071 A000200     85658
071 B000200     29365
071 C000200     42544
071 D000200   69
072 A000200  6
072 B000200       50
072 C000200      432
072 D000200        0
072 E000200        0
072 F000200      226
072 G000200       17
072 H000200        0
072 I000200       56
072 J000200       63
072 K000200       39
072 L000200        0
072 M000200        4
072 N000200       63
072 O000200        0
072 P000200        0
072 Q000200        0
072 R000200        7
072 S000200        0
072 T000200       89
072 U000200        0
072 V000200        0
072 W000200       13
072 X000200      577
072 Y000200      184
072 Z000200       89
072AA000200        0
072BB000200     1059
072CC010200     4575
072CC020200        0
072DD010200        1
072DD020200        0
072EE000200        0
073 A010200   0.0000
073 A020200   0.0000
073 B000200   0.0000
073 C000200   0.0000
074 A000200     6172
074 B000200        0
074 C000200        0
074 D000200        0
074 E000200      674
074 F000200    72755
074 G000200        0
074 H000200        0
074 I000200        0
074 J000200     1092
074 K000200        0
074 L000200      297
074 M000200        0
074 N000200    80990
074 O000200     1839
074 P000200        4
074 Q000200        0
074 R010200        0
074 R020200        0
074 R030200        0
074 R040200       86
074 S000200        0
074 T000200    79061
074 U010200    10703
074 U020200     3257
074 V010200     0.00
074 V020200     0.00
074 W000200   0.0000
074 X000200    11346
074 Y000200        0
075 A000200        0
075 B000200    46568
076  000200     0.00

SIGNATURE   LESLIE L. OGG
TITLE       VICE PRESIDENT

                               AXP PARTNERS FUNDS

                             RULE 10f-3 REPORT FORM

                         Record of Securities Purchased
                     Under the Fund's Rule 10f-3 Procedures

1.   Name of Portfolio AXP International Aggressive Growth Fund

2.   Name of Issuer  Willis Group Holdings

3.   Date of Purchase  05/15/02

4.   Underwriter from whom purchased  Salomon, Smith, Barney, Shearson

5.   "Affiliated   Underwriter"   managing  or   participating  in  underwriting
     syndicate JP Morgan

6.   Is a list of the underwriting syndicate's members attached?     Yes X    No

7. Aggregate principal amount of purchase by all investment companies advised by the Subadviser $8,475,000.00

8.   Aggregate principal amount of offering  $626,683,875.00

9.   Purchase price (net of fees and expenses)  $28.25

10.  Date offering commenced  05/15/02

11.  Offering price at close of first day on which any sales were made  $28.25

12.  Commission, spread or profit  3.88%

13.  Have the following conditions been satisfied?

     a.  The securities are:                                         Yes     No

            part of an issue registered under the Securities
            Act of 1933 which is being offered to the public;         X      ___

            Eligible Municipal Securities;                           ___     ___

            sold in an Eligible Foreign Offering; or                 ___     ___

            sold in an Eligible Rule 144A offering?                  ___     ___

     (See Appendix A to the Rule 10f-3 Procedures for definitions of the capitalized terms herein.)

b.   (1)  The securities  were purchased  prior to the end of the first day on which any sales were made, at a price that
          is not more than the price paid by each other purchaser
          of  securities  in that  offering or in any  concurrent
          offering of the securities  (except,  in the case of an
          Eligible Foreign  Offering,  for any rights to purchase
          that are  required  by law to be  granted  to  existing
          security holders of the issuer); OR                         X      ___

                                                                     Yes     No

     (2)  If the  securities  to be  purchased  were  offered for subscription  upon exercise of rights,  such securities
          were  purchased  on or before the fourth day  preceding
          the day on which the rights offering terminates?           ___     ___

c.   The underwriting was a firm commitment underwriting?             X      ___

d.   The  commission,  spread,  or profit was reasonable and
     fair in relation  to that being  received by others for
     underwriting  similar securities during the same period
     (see   attachment   for   comparison   of  spread  with
     comparable recent offerings)?                                    X      ___

e.   The  issuer  of the  securities,  except  for  Eligible
     Municipal Securities, and its predecessors have been in
     continuous  operation for not less than three years?             X      ___

f.   (1) The amount of the securities,  other than those sold in an Eligible Rule 144A  Offering (see below),  purchased
         by all  of  the  investment  companies  advised  by the
         Adviser did not exceed 25% of the  principal  amount of
         the offering; OR                                             X      ___

     (2) If the securities purchased were sold in an Eligible Rule 144A Offering, the amount of such securities purchased by all of the investment companies advised by the Adviser or Subadviser did not exceed 25% of the total of:

         (i)  The principal amount of the offering of such class sold by underwriters or members of the selling  syndicate to
              qualified  institutional  buyers,  as  defined  in Rule
              144A(a)(1), plus                                       ___     ___

         (ii) The  principal  amount of the  offering of such class in
              any concurrent public offering?                        ___     ___

g.   (1) No affiliated underwriter of the Fund was a direct or indirect
         participant in or beneficiary of the sale; OR                X      ___

     (2) With  respect to the  purchase  of  Eligible  Municipal
         Securities, such purchase was not designated as a group
         sale  or  otherwise  allocated  to  the  account  of an
         affiliated underwriter?                                     ___     ___

h.  Information has or will be timely supplied to the appropriate officer of the Fund for inclusion on SEC Form N-SAR and
    quarterly reports to the Directors?                               X      ___


Approved:  ______________________________        Date:  ________________________
              Subadviser